Reconciliation of Numerators and Denominators Used in Computing Basic and Diluted Net Income Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic net income (loss) per common share:
Income from continuing operations	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 33,616	$ 33,465	$ 156,087	$ 123,574	$ 124,028
(Loss) income from discontinued operations, net of tax											37,249	(17,819)
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Weighted average common shares and participating securities outstanding - basic	66,184				67,205					66,737	72,974	74,555
Basic net income (loss) per common share from:
Continuing operations		$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.46	$ 0.45	$ 2.34	$ 1.69	$ 1.66
Discontinued operations								$ (0.02)	$ 0.52		$ 0.51	$ (0.24)
Basic net income per common share	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.20	$ 1.42
Computation of diluted net income (loss) per common share:
Weighted average common shares and participating securities outstanding - basic	66,184				67,205					66,737	72,974	74,555
Effect of dilutive securities:
Stock-based awards	1,430				1,273					1,219	1,522	1,510
Weighted average common shares outstanding - diluted	67,614				68,478					67,956	74,496	76,065
Diluted net income (loss) per common share from:
Continuing operations		$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.45	$ 0.45	$ 2.30	$ 1.66	$ 1.63
Discontinued operations								$ (0.02)	$ 0.51		$ 0.50	$ (0.23)
Diluted net income per common share	$ 0.50	$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.30	$ 2.16	$ 1.40